Movements of RSUs (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs, Beginning Balance | shares	2,580,275	2,065,120	769,547
Number of RSUs, Granted | shares	448,636	1,348,555	1,556,164
Number of RSUs, Vested | shares	(1,184,225)	(738,244)	(257,489)
Number of RSUs, Forfeited | shares	(2,350)	(95,156)	(3,102)
Number of RSUs, Ending Balance | shares	1,842,336	2,580,275	2,065,120
Weighted Average Grant Price, Beginning Balance | $ / shares	$ 1.55	$ 1.97	$ 3.25
Weighted Average Grant Price, Granted | $ / shares	4.01	1.24	1.55
Weighted Average Grant Price, Vested | $ / shares	1.77	2.11	3.24
Weighted Average Grant Price, Forfeited | $ / shares	1.29	2.09	2.81
Weighted Average Grant Price, Ending Balance | $ / shares	$ 2	$ 1.55	$ 1.97